Income Taxes - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008	Dec. 31, 2022 CNY (¥)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%	25.00%		25.00%	25.00%	25.00%	25.00%
Deferred tax assets, valuation allowance	$ 16,961	$ 4,254
Increase in valuation allowance	12,707
Deferred tax liabilities represents withholding tax	$ 209,516
Withholding tax rate	5.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized Tax Benefits	$ 81	275	$ 561	$ 904
Unrecognized tax benefits that would impact effective tax rate	81	275	561
Unrecognized tax benefits, interest on income taxes expense	106	135	$ 107
Unrecognized tax benefits, interest on income taxes accrued	64	$ 170
Minimum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	20,998
Maximum [Member]
Income Tax [Line Items]
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	41,995
Sinovac Beijing
Income Tax [Line Items]
Undistributed earnings of domestic subsidiaries	419,955
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 67,843							¥ 467.9
Operating loss carryforwards expiration period	will expire from 2023 to 2027
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Earliest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2017
PRC Subsidiaries | Latest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2022
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
Income tax examination conduct years	5 years
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
PRC
Income Tax [Line Items]
Lower withholding tax rate on dividends distributed by foreign invested enterprises	5.00%
Higher withholding tax rate on dividends distributed by foreign invested enterprises	10.00%
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
Income taxes preferential income tax rate	15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	25.00%